Segment Information - Operating Income by Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating loss Others	$ 4,611	$ 4,439	$ 2,419
Product segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating loss Others	5,025	4,536	2,442
AMS | Product segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating loss Others	690	1,237	1,022
Operating segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating loss Others	5,025	4,536	2,442
Operating segments | ADG | Product segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating loss Others	2,497	1,469	512
Operating segments | MDG | Product segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating loss Others	1,838	1,830	908
Segment reconciling items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating loss Others	(414)	(97)	(23)
Segment reconciling items | Others
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total operating loss Others	$ (414)	$ (97)	$ (23)